Fair value measurements	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Fair value measurements
(30)	Fair value measurements

The following table provides the fair value measurement hierarchy of the Group’s assets and liabilities as of December 31, 2018:

Quantitative disclosures of fair value measurement hierarchy for assets:

	Fair value measurement using
Assets measured at fair value	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Derivative financial assets (Note 27 y 28)
Aircraft fuel hedges	—	2,566	—	2,566
Interest rate derivatives	—	4,890	—	4,890
Investments	—	67,306	—	67,306
Assets plan	—	178,594	—	178,594
Revalued administrative property (Note 13)	—	—	110,182	110,182

Quantitative disclosures of fair value measurement hierarchy for liabilities:

	Fair value measurement using
Liabilities measured at fair value	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Foreign currency derivatives	—	(17)	—	(17)
Liabilities for which fair values are disclosed
Short–term borrowings and long–term debt	—	4,022,707	—	4,022,707

The following table provides the fair value measurement hierarchy of the Group’s assets and liabilities as of December 31, 2017:

Quantitative disclosures of fair value measurement hierarchy for assets:

	Fair value measurement using
Assets measured at fair value	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Derivative financial assets (Note 27)
Aircraft fuel hedges
Interest rate derivatives	—	20,549	—	20,549
Available–for–sale securities	—	2,990	—	2,990
Assets held for sale	—	55	—	55
Assets plan	—	189,697	—	189,697
Revalued administrative property (Note 13)	—	—	147,663	147,663

Quantitative disclosures of fair value measurement hierarchy for liabilities:

	Fair value measurement using
Liabilities measured at fair value	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Derivative financial liabilities (Note 27)
Interest rate derivatives	—	137	—	137
Frequent flyer liability (Note 21)	—	191,157	—	191,157
Liabilities for which fair values are disclosed
Short–term borrowings and long–term debt (Note 16)	—	3,587,841	—	3,587,841

Fair values hierarchy

The table below analyses financial instruments carried at fair value by valuation method. The different levels have been defined as follows:

Level 1	Observable inputs such as quoted prices in active markets

Level 2	inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; or

Level 3	inputs are unobservable inputs for the asset or liability.

For assets and liabilities that are recognized in the financial statements on a recurring basis, the Group determines whether transfers have occurred between Levels in the hierarchy by re–assessing categorization (based on the lowest level input that is significant to the fair value measurement as a whole) at the end of each reporting period.

Fair values have been determined for measurement and/or disclosure purposes based on the following methods.

(a)

The fair value of financial assets which changes in OCI is determined by reference to the present value of future principal and interest cash flows, discounted at a market based interest rate at the reporting date.

(b)

The Group enters into derivative financial instruments with various counterparties, principally financial institutions with investment grade credit ratings. Derivatives valued using valuation techniques with market observable inputs are mainly interest rate contracts, foreign currency forward contracts and commodity contracts. The most frequently applied valuation techniques include forward pricing and swap models, using present value calculations. The models incorporate various inputs including the credit quality of counterparties, foreign currency spot and forward rates, interest rate curves and forward rate curves of the underlying commodity.

(c)

The fair value of short–term borrowings and long–term debt, which is determined for disclosure purposes, is calculated based on the present value of future principal and interest cash flows, discounted at a market based interest rate at the reporting date.For finance leases, the market rate is determined by reference to similar lease agreements.

(d)

The Group uses the revaluation model to measure its land and buildings which are composed of administrative properties. Management determined that this constitutes one class of asset under IAS 16, based on the nature, characteristics and risks of the property. The fair values of the properties were determined by using market comparable methods. This means that valuations performed by the appraisals are based on active market prices, adjusted for difference in the nature, location or condition of the specific property. The Group engaged accredited independent appraisals, to determine the fair value of its land and buildings.

Level 3 Fair Values

The fair value measurements for our administrative property have been categorised as Level 3 fair values based on the inputs to the valuation techniques used.

The following table shows a breakdown of the total gains (losses) recognised in respect of Level 3 fair values (administrative property):

	December 31, 2018	December 31, 2017
Gain included in OCI
Change in fair value (unrealized)	$(20,448)	$31,017
Change in fair value (realized)	—	—

Total gain included in OCI	$(20,448)	$31,017

Valuation technique and significant unobservable inputs

The following table shows the valuation technique used in measuring the fair value of administrative property, as well as the significant unobservable inputs used.

Valuation technique	Signicant unobservable inputs
Market comparison approach: A method of appraising property by analyzing the prices of similar properties sold in the recent past and then making adjustments based on differences among the properties and the relative age of the other sale.

Expected Market rental growth: (2018: 1%-2%, 2017: 3%-4%)

Occupancy Rate (2018: 87% weighted average, 2017: 82% weighted average)

GDP from construction (2018: 1% weighted average, 2017: (5%).

Appreciation or depreciation of the Colombian Peso against the US Dollar: 2018 (8.91%), 2017: 0.56%.